Salaries and social security taxes payable (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Salaries And Social Security Taxes Payable
Salaries	$ 202,619	$ 215,880	$ 228,449
Social security taxes	78,796	83,954	88,841
Total salaries and social security taxes	$ 281,415	$ 299,834	$ 317,290